FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Carrying amount
Cash and balances at central banks		$ 107,068		$ 108,370
Loans and advances to banks		12,447		16,868
Receivables from securities financing transactions		84,245		95,349
Cash collateral receivables on derivative instruments		23,289		23,602
Loans and advances to customers		326,786		320,352
Other financial assets measured at amortized cost		22,980		22,563
Fair Value
Financial assets, at fair value	[1]	362,448		341,156
Level 1
Fair Value
Financial assets, at fair value	[1]	161,101		136,026
Level 2
Fair Value
Financial assets, at fair value	[1]	194,110		197,331
Level 3
Fair Value
Financial assets, at fair value	[1]	7,237		7,800
Not measured at fair value
Carrying amount
Cash and balances at central banks	[2]	107,100	[3]	108,400
Loans and advances to banks	[2]	12,400	[3]	16,900
Receivables from securities financing transactions	[2]	84,200	[3]	95,300
Cash collateral receivables on derivative instruments	[2]	23,300	[3]	23,600
Loans and advances to customers	[2]	326,800	[3]	320,400
Other financial assets measured at amortized cost	[2]	23,000	[3]	22,600
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets, at fair value	[2],[3]	107,100		108,400
Not measured at fair value | Cash and balances at central banks | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[2],[3],[4]	107,000		108,300
Not measured at fair value | Cash and balances at central banks | Level 1
Fair Value
Financial assets, at fair value	[2],[3]	100		100
Not measured at fair value | Cash and balances at central banks | Level 2
Fair Value
Financial assets, at fair value	[2],[3]	0		0
Not measured at fair value | Cash and balances at central banks | Level 3
Fair Value
Financial assets, at fair value	[2],[3]	0		0
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets, at fair value	[2],[3]	12,400		16,900
Financial assets not measured at fair value expected to be recovered or settled after 12 months		0		0
Not measured at fair value | Loans and advances to banks | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[2],[3],[4]	11,800		16,200
Not measured at fair value | Loans and advances to banks | Level 1
Fair Value
Financial assets, at fair value	[2],[3]	0		0
Not measured at fair value | Loans and advances to banks | Level 2
Fair Value
Financial assets, at fair value	[2],[3]	500		600
Not measured at fair value | Loans and advances to banks | Level 3
Fair Value
Financial assets, at fair value	[2],[3]	200		0
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets, at fair value	[2],[3]	84,200		95,400
Financial assets not measured at fair value expected to be recovered or settled after 12 months		1,000		1,000
Not measured at fair value | Receivables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[2],[3],[4]	74,000		85,000
Not measured at fair value | Receivables from securities financing transactions | Level 1
Fair Value
Financial assets, at fair value	[2],[3]	0		0
Not measured at fair value | Receivables from securities financing transactions | Level 2
Fair Value
Financial assets, at fair value	[2],[3]	8,600		6,900
Not measured at fair value | Receivables from securities financing transactions | Level 3
Fair Value
Financial assets, at fair value	[2],[3]	1,600		3,400
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets, at fair value	[2],[3]	23,300		23,600
Not measured at fair value | Cash collateral receivables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[2],[3],[4]	23,300		23,600
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 1
Fair Value
Financial assets, at fair value	[2],[3]	0		0
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 2
Fair Value
Financial assets, at fair value	[2],[3]	0		0
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 3
Fair Value
Financial assets, at fair value	[2],[3]	0		0
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets, at fair value	[2],[3]	329,100		320,900
Financial assets not measured at fair value expected to be recovered or settled after 12 months		140,000		139,000
Not measured at fair value | Loans and advances to customers | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[2],[3],[4]	151,600		153,400
Not measured at fair value | Loans and advances to customers | Level 1
Fair Value
Financial assets, at fair value	[2],[3]	0		0
Not measured at fair value | Loans and advances to customers | Level 2
Fair Value
Financial assets, at fair value	[2],[3]	25,400		18,000
Not measured at fair value | Loans and advances to customers | Level 3
Fair Value
Financial assets, at fair value	[2],[3]	152,200		149,500
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets, at fair value	[2],[3]	23,200		22,400
Financial assets not measured at fair value expected to be recovered or settled after 12 months		16,000		15,000
Not measured at fair value | Other financial assets measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[2],[3],[4]	5,700		5,900
Not measured at fair value | Other financial assets measured at amortized cost | Level 1
Fair Value
Financial assets, at fair value	[2],[3]	8,400		8,400
Not measured at fair value | Other financial assets measured at amortized cost | Level 2
Fair Value
Financial assets, at fair value	[2],[3]	6,400		5,200
Not measured at fair value | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets, at fair value	[2],[3]	2,800		2,900
UBS AG
Carrying amount
Cash and balances at central banks		107,068		108,370
Loans and advances to banks		12,379		16,642
Receivables from securities financing transactions		84,245		95,349
Cash collateral receivables on derivative instruments		23,289		23,603
Loans and advances to customers		327,992		321,482
Other financial assets measured at amortized cost		23,012		22,637
Fair Value
Financial assets, at fair value	[1]	362,322		340,999
UBS AG | Level 1
Fair Value
Financial assets, at fair value	[1]	161,102		136,029
UBS AG | Level 2
Fair Value
Financial assets, at fair value	[1]	193,983		197,170
UBS AG | Level 3
Fair Value
Financial assets, at fair value	[1]	7,237		7,800
UBS AG | Loans and advances to customers | Level 3
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months				16,000
UBS AG | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets not measured at fair value expected to be recovered or settled after 12 months				3,000
UBS AG | Not measured at fair value
Carrying amount
Cash and balances at central banks	[5]	107,100		108,400
Loans and advances to banks	[5]	12,400		16,600
Receivables from securities financing transactions	[5]	84,200		95,300
Cash collateral receivables on derivative instruments	[5]	23,300		23,600
Loans and advances to customers	[5]	328,000		321,500
Other financial assets measured at amortized cost	[5]	23,000		22,600
UBS AG | Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets, at fair value	[3],[5]	107,100		108,400
UBS AG | Not measured at fair value | Cash and balances at central banks | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[3],[4],[5]	107,000		108,300
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 1
Fair Value
Financial assets, at fair value	[3],[5]	100		100
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 2
Fair Value
Financial assets, at fair value	[3],[5]	0		0
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 3
Fair Value
Financial assets, at fair value	[3],[5]	0		0
UBS AG | Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets, at fair value	[3],[5]	12,400		16,600
Financial assets not measured at fair value expected to be recovered or settled after 12 months		0		0
UBS AG | Not measured at fair value | Loans and advances to banks | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[3],[4],[5]	11,700		16,000
UBS AG | Not measured at fair value | Loans and advances to banks | Level 1
Fair Value
Financial assets, at fair value	[3],[5]	0		0
UBS AG | Not measured at fair value | Loans and advances to banks | Level 2
Fair Value
Financial assets, at fair value	[3],[5]	500		600
UBS AG | Not measured at fair value | Loans and advances to banks | Level 3
Fair Value
Financial assets, at fair value	[3],[5]	200		0
UBS AG | Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets, at fair value	[3],[5]	84,200		95,400
Financial assets not measured at fair value expected to be recovered or settled after 12 months		1,000		1,000
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[3],[4],[5]	74,000		85,000
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 1
Fair Value
Financial assets, at fair value	[3],[5]	0		0
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 2
Fair Value
Financial assets, at fair value	[3],[5]	8,600		6,900
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 3
Fair Value
Financial assets, at fair value	[3],[5]	1,600		3,400
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets, at fair value	[3],[5]	23,300		23,600
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[3],[4],[5]	23,300		23,600
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 1
Fair Value
Financial assets, at fair value	[3],[5]	0		0
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 2
Fair Value
Financial assets, at fair value	[3],[5]	0		0
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 3
Fair Value
Financial assets, at fair value	[3],[5]	0		0
UBS AG | Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets, at fair value	[3],[5]	330,300		322,000
Financial assets not measured at fair value expected to be recovered or settled after 12 months		140,000		139,000
UBS AG | Not measured at fair value | Loans and advances to customers | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[3],[4],[5]	152,500		153,800
UBS AG | Not measured at fair value | Loans and advances to customers | Level 1
Fair Value
Financial assets, at fair value	[3],[5]	0		0
UBS AG | Not measured at fair value | Loans and advances to customers | Level 2
Fair Value
Financial assets, at fair value	[3],[5]	25,700		18,600
UBS AG | Not measured at fair value | Loans and advances to customers | Level 3
Fair Value
Financial assets, at fair value	[3],[5]	152,200		149,500
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets, at fair value	[3],[5]	23,300		22,500
Financial assets not measured at fair value expected to be recovered or settled after 12 months		16,000		15,000
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial assets, at fair value	[3],[4],[5]	5,800		5,900
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 1
Fair Value
Financial assets, at fair value	[3],[5]	8,400		8,400
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 2
Fair Value
Financial assets, at fair value	[3],[5]	6,400		4,800
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets, at fair value	[3],[5]	$ 2,800		$ 3,300

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months.

[3]
In line with IFRS 7 Financial Instruments: Disclosures, effective 2019, UBS no longer discloses a fair value hierarchy level for financial instruments where the carrying amount approximates fair value. Prior periods have been restated for this change

[4]
Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less).

[5]
As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months.